SCHEDULE OF RELATED PARTY (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Advance to Resulticks Global Companies Pte. Ltd, gross	$ 6,601,370
Less: loss allowance	(279,112)
Advance to related party, net	$ 6,322,258